Document and Entity Information	Sep. 30, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2022
Document Effective Date	Dec. 22, 2022
Prospectus Date	Jan. 28, 2022